SUPPLEMENT Dated December 17, 2013
To the Current Prospectus For:

ING Empire Innovations
ING Architect New York

Issued by ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING INVESTMENT PORTFOLIO CHANGES

Please note: The following information only affects you if you currently invest in or plan to invest in a subaccount that corresponds to the investment portfolios referenced below.

CHANGES TO THE ING PIMCO HIGH YIELD PORTFOLIO

Effective on or about the close of business on February 4, 2014:

The ING PIMCO High Yield Portfolio will:
· Change its name to ING High Yield Portfolio;
· Change its investment subadviser to ING Investment Management Co. LLC; and
· Change its investment objective to “Seeks to provide investors with a high level of current income and total return.”

As of the date noted above, all references in the prospectus are updated accordingly.

LIQUIDATION OF ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO AND
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME PORTFOLIO

The Board of Trustees of ING Investors Trust has approved a proposal to liquidate the ING American
Funds Global Growth and Income Portfolio and the ING American Funds International Growth
and Income Portfolio (the “Liquidating Portfolios”). The proposed liquidations are subject to approval by the shareholders of each Liquidating Portfolio.

If shareholder approval is obtained, it is expected the liquidations will be effective on or about the close of business on February 7, 2014 and the proceeds will be placed in the ING Liquid Assets Portfolio
(Class S) (the “Surviving Portfolio”). Each shareholder will thereafter hold shares of the Surviving
Portfolio having equal aggregate value as shares of the Liquidating Portfolio, and the Liquidating
Portfolio will no longer be available under the contract.

Prior to the liquidations, you may reallocate your contract value in the Liquidating Portfolio to another investment portfolio or fixed option currently available under your contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. The ING Liquid Assets Portfolio is designated as an Accepted Fund. Contract value remaining in the Liquidating Portfolio on the liquidation date will be placed in the Surviving Portfolio.

X.EMINV-13GW	Page 1 of 3	December 2013

Unless you provide us with alternative allocation instructions, after the liquidation date all future allocations directed to a given Liquidating Portfolio will be automatically allocated to the Surviving
Portfolio. You may provide alternative instructions by calling our Customer Service Center.

As of the date noted above, all references in the prospectus to the Liquidating Portfolios are deleted. For more information, or information related to Investment Option Restrictions, please refer to your prospectus or call our Customer Service Center.

REORGANIZATIONS OF INVESTMENT PORTFOLIOS

The Board of Trustees of ING Investors Trust has approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on the Merger Date shown below.

Merging Portfolios	Surviving Portfolios	Merger Date
ING Bond Portfolio	ING Intermediate Bond Portfolio	March 14, 2014
(Class S)[1]
ING American Funds International Portfolio	ING International Index Portfolio	March 14, 2014
(Class ADV)
ING American Funds Asset Allocation	ING Invesco Equity and Income Portfolio	March 14, 2014
Portfolio	(Class S2)[2]
ING American Funds World Allocation	ING Global Perspectives Portfolio	March 14, 2014
Portfolio (Class S)	(Class ADV)[2]
ING PIMCO Total Return Bond Portfolio	ING Intermediate Bond Portfolio	March 21, 2014
(Class S)[3]	(Class S)[1]
[1] The ING Intermediate Bond Portfolio is designated as a Fixed Allocation Fund and is also the default Fixed
Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.
[2] These Portfolios are designated as Accepted Funds.
[3] The ING PIMCO Total Return Bond Portfolio is designated as a Fixed Allocation Fund.

Prior to the reorganization, the ING PIMCO Total Return Bond Portfolio will be renamed the ING Total
Return Bond Portfolio and change its investment subadviser to ING Investment Management Co. LLC effective on or about the close of business on February 4, 2014.

On the effective reorganization dates noted above, a shareholder of each given Merging Portfolio will become a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging
Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the reorganizations, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging Portfolio on the reorganization date will be placed in the corresponding Surviving Portfolio. Unless you provide us with alternative allocation instructions, after the reorganization date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center.

X.EMINV-13GW	Page 2 of 3	December 2013

As of the dates noted above, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to Investment Option Restrictions, please refer to your prospectus or call our Customer Service Center.

ADDITIONAL INVESTMENT PORTFOLIO CHANGES

1.	Effective on or about the close of business on February 7, 2014, the ING JPMorgan Mid Cap
Value Portfolio will be closed to new investments including any transfers from other investment options.

2.	Effective on or about the close of business on February 7, 2014, the following portfolio will be added as an available investment option and designated as an Accepted Fund under your contract:
ING Global Perspectives Portfolio (Class ADV)
Investment Objective: Seeks total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

3.	Effective on or about the close of business on February 7, 2014, Class S of the following investment portfolios will be closed to new investments including any transfers from other investment options and the following share class will become available for investment under your contract:

	Investment Portfolio	New Share Class
	ING International Index Portfolio	Class ADV
	ING Invesco Equity and Income Portfolio[1]	Class S2
[1] The ING Invesco Equity and Income Portfolio is designated as an Accepted Fund.

Unless you provide us with alternative allocation instructions, any future allocation directed to a closed portfolio or closed share class will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by contacting our Customer Service Center. All references in the prospectus to information regarding the above investment portfolios are changed accordingly.

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